Cover	May 07, 2026
Cover [Abstract]
document type	8-K
Amendment Flag	false
period	May 07, 2026
File Number	333-225433
registrant name	AVAI BIO, INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
incorporation state	NV
address	5348 Vegas Drive
city	Las Vegas
state	NV
zip code	89108
area code	866
phone number	533-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
emerging growth company	false